LEASES - Weighted average remaining lease term and discount rate (Details)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases
Operating leases	3 years 3 months	3 years 1 month 24 days	2 years 10 months 28 days
Weighted-average discount rate
Operating leases	4.80%	5.10%	5.30%
Land use right
Leases
Operating leases	41 years 4 months 2 days	42 years 4 months 2 days	43 years 4 months 2 days
Weighted-average discount rate
Operating leases	5.30%	5.10%	5.30%